Fair Value Measurements - Fair Value Hierarchy of Master Trust Assets (Details) - EBP 006 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Total assets at fair value		$ 373,664,308	$ 316,585,471
Sensient Technologies Corporation Stock Fund [Member]
Fair Value Measurements [Abstract]
Total assets at fair value		50,816,997	41,454,698
Mutual Funds [Member]
Fair Value Measurements [Abstract]
Total assets at fair value		317,052,105	268,796,046
Total Assets in the Fair Value Hierarchy [Member]
Fair Value Measurements [Abstract]
Total assets at fair value		367,869,102	310,250,744
Common Collective Trust Fund [Member]
Fair Value Measurements [Abstract]
Total assets at fair value	[1]	5,795,206	6,334,727
Level 1 [Member]
Fair Value Measurements [Abstract]
Total assets at fair value		367,869,102	310,250,744
Level 1 [Member] | Sensient Technologies Corporation Stock Fund [Member]
Fair Value Measurements [Abstract]
Total assets at fair value		50,816,997	41,454,698
Level 1 [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Total assets at fair value		317,052,105	268,796,046
Level 1 [Member] | Total Assets in the Fair Value Hierarchy [Member]
Fair Value Measurements [Abstract]
Total assets at fair value		367,869,102	310,250,744
Level 1 [Member] | Common Collective Trust Fund [Member]
Fair Value Measurements [Abstract]
Total assets at fair value	[1]	$ 0	$ 0

[1]	In accordance with ASC Subtopic 820-10, Fair Value Measurement-Overall, certain investments that were measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits. This category includes a common collective trust fund that is designed to deliver safety and stability by preserving principal and accumulating earnings. This fund is primarily invested in benefit-responsive investment contracts issued by insurance companies and other financial institutions, fixed income securities, and money market funds. Participant-directed redemptions have no restrictions; however, the Plan is required to provide a one-year redemption notice to liquidate its entire share in the fund.